Intangible Assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets Details
Provisional Patent Applications	$ 137,927	$ 63,823
Patents	39,252	39,252
Customer Contacts	262,009	262,009
Less: Accumulated Amortization	(271,544)	(269,237)
Net Intangible Assets	$ 167,644	$ 95,847